Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2022
Noncontrolling Interest [Abstract]
Summary of changes in ownership of New Common Units in Inspirato LLC

	New Common Units
	Inspirato Incorporated	Continuing Inspirato Members	Continuing Inspirato Members subject to vesting	Total

	(in thousands)
Recapitalization	46,832	66,945	2,836	116,613
Conversion of Class V to Class A	8,421	(8,421)	—	—
Vesting of profits interests	—	1,129	(1,129)	—
End of period	55,253	59,653	1,707	116,613